Acquisitions, Dispositions and Other Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Acquisitions, Dispositions and Other Transactions
Acquisitions, Dispositions and Other Transactions

(2) Acquisitions, Dispositions and Other Transactions

Uppercase Living

On March 14, 2014, UAI, a wholly-owned subsidiary of the Company, acquired substantially all the assets of Uppercase Living, LLC, a direct seller of an extensive line of customizable vinyl expressions for display on walls. We assumed $512,195 of seller's liabilities that existed prior to the transaction and agreed to issue 12,725 shares of our common stock, par value $0.0001 ("Common Stock") to the seller at a fair value of $96,706 on the acquisition date. We also delivered 16,195 shares of our common stock at a fair value of $123,081 to escrow accounts for up to 24 months that will be issued to the seller upon remediation of certain closing conditions. We also agreed to pay the seller three subsequent contingent payments equal to 10% of Earnings before Interest, Taxes, Depreciation and Amortization ("EBITDA") for each of the years ending 2014 to 2016. We have not recorded any contingent earn-out as of September 30, 2014. Goodwill arising from the transaction totaled $469,065. We recognized goodwill in the acquisition as the business had management in place, established distribution methods, an established consultant base and brand recognition. In addition to these factors, goodwill was recognized in this transaction because of the expected synergies that we anticipate and the overall benefits of bringing additional consultants into our network.

Opening balance sheet for Uppercase Living acquisition on March 14, 2014

The following summary represents the fair value of UAI as of the acquisition date and is subject to change following management's final evaluation of the fair value assumptions.

UAI
Assets
Current assets:
Cash and cash equivalents	$2,000
Accounts receivable	1,742
Inventory	96,497

Total current assets	100,239
Property, plant and equipment	23,230
Goodwill	469,065
Other assets	16,366

Total assets	$608,900

Liabilities and stockholders' equity
Current liabilities:
Accounts payable—trade	$267,337
Accrued commissions	79,003
Deferred revenue	28,399
Other current liabilities	96,706

Total current liabilities	471,445
Other long-term liabilities	137,455

Total liabilities	608,900
Stockholders' equity	—

Total stockholders' equity	—
Total liabilities and stockholders' equity	$608,900

Dispositions

On July 31, 2014, our subsidiary TLC and CFI NNN Raiders, LLC. ("CFI"), entered into a Sale Leaseback Agreement (the "Sale Leaseback Agreement") pursuant to which TLC agreed to sell to CFI certain real estate owned by TLC and used by TLC in its manufacturing, distribution and showroom activities. The real estate described in the Sale Leaseback Agreement was purchased by CFI, for an aggregate purchase price of $15.8 million. As shown in the table below, a gain on sale of approximately $2.5 million was recorded associated with the sale.

Sales Price (fair value)	$15,800,000
Transaction Fees	(956,417)

14,843,583
Book Value at July 31, 2014	$12,320,715

Gain on Sale	$2,522,868

Because the transaction was part of a Sale Leaseback agreement that is being accounted for as a capital lease, the gain has been deferred and will be recognized over the fifteen (15) year life of the Leaseback Agreement. For more details regarding the accounting for this transaction see Note 6 Long term debt and other financing arrangements.

During the quarter ended September 30, 2014, TLC sold four other properties in Ohio for gross proceeds of $657,360 for a gain on sale of $338,610. The gain on sale is included in the consolidated statement of operations.

During the quarter ended March 31, 2014, TLC sold an industrial building in Ohio for gross proceeds of $1,333,857 for a gain on sale of $271,970. During the quarter ended June 30, 2014, TLC sold three properties in Ohio for gross proceeds of $497,458 for a gain on sale of $35,309. We also had a net gain on sales of other assets of $99,633 for the six months ended June 30, 2014. The gain on sale is included in consolidated statements of operations.

The Longaberger Company

On March 18, 2013, the Company acquired a controlling interest in TLC, a direct-selling business based in Newark, Ohio. The transaction resulted in us acquiring 64.6% of the voting stock and 51.7% of all the stock in TLC in return for a $6.5 million convertible note and a $4.0 million promissory note. The acquisition was accounted for under the purchase method of accounting and TLC is now our consolidated subsidiary .

Convertible Note Settlement

On June 14, 2013, in accordance with the mandatory conversion provisions of the Convertible Subordinated Unsecured Promissory Note in the principal amount of $6.5 million (the "Note") that we issued to the Tamala L. Longaberger Trust (the "Trust") as part of the consideration of the acquisition of TLC, we issued the Trust 1,625,000 shares of Common Stock upon conversion of the Note.

Equity Contribution

On June 18, 2013, we entered into an Equity Contribution Agreement with Rochon Capital Partners, Ltd. pursuant to which Rochon Capital Partners, Ltd. contributed to us for no consideration 1,625,000 shares of Common Stock to offset the shares issued to the Trust. As a result, our issued and outstanding shares of Common Stock remained at 24,385,617. The returned shares were cancelled and are not being held as treasury shares.

Possible Issuance of Additional Common Stock under Share Exchange Agreement

On August 24, 2012 we entered into a Share Exchange Agreement (the "Share Exchange Agreement") with HCG and Rochon Capital Partners, Ltd. ("Rochon Capital"). Under the Share Exchange Agreement, in exchange for all of the capital stock of HCG, we issued 21,904,302 shares of our restricted Common Stock to Rochon Capital (the "Initial Share Exchange"). The shares of our Common Stock received by Rochon Capital totaled approximately 90% of our issued and outstanding stock at the time of issuance. The Initial Share Exchange was completed on September 25, 2012 and resulted in a change in control and HCG becoming our wholly-owned subsidiary.

Under the Share Exchange Agreement, Rochon Capital also purchased and has the right to an additional 25,240,676 shares of Common Stock (the "Additional Shares"). The second closing of the transactions and the issuance of the Additional Shares contemplated by the Share Exchange Agreement (the "Second Tranche Closing") was to occur on the date that was the later of: (i) the 20th calendar day following the date on which we first mailed an Information Statement to our shareholders; (ii) the date the Financial Industry Regulatory Authority ("FINRA") approved the Amendment; or (iii) the first business day following the satisfaction or waiver of all other conditions and obligations of the parties to consummate the transactions contemplated by the Share Exchange Agreement, or on such other date and at such other time as the parties may mutually determine.

On April 12, 2013, we filed Articles of Amendment to our Articles of Incorporation with the Florida Secretary of State to effect: (i) an increase in the number of authorized shares of our common stock from 490,000,000 to 5,000,000,000 shares (the "Increase" prior to our 1-for-20 reverse stock split effected on October 16, 2014 as further described in Note 15 Subsequent Events) and (ii) a change in the name of the Corporation to CVSL Inc. (the "Name Change") which was effectuated on May 27, 2013. Shareholders holding a majority of the outstanding shares of common stock approved the Increase and the Name Change and the Articles of Amendment (the "Amendment") effecting such transactions.

However, at the time of the filing of the Amendment, Rochon Capital and the Company each determined that it was not in the best interests of the Company to consummate the Second Tranche Closing and the issuance of the Additional Shares at that time. As a result, the Share Exchange Agreement was amended on April 10, 2013 to provide that, among other things, the Second Tranche Closing will occur on the date specified in a written notice provided by Rochon Capital, which date shall not be prior to the 20 th calendar day following the date on which we first mailed our Information Statement to our shareholders and the date the FINRA approves the Amendment.

The amendment to the Share Exchange Agreement also (a) clarifies and redefines the number of shares that are to be issued at the Second Tranche Closing as 25,240,676 shares of our Common Stock, or any portion thereof provided for in the notice from Rochon Capital and (b) modifies the date tied to certain restrictions set forth in Section 7.08 of the Share Exchange Agreement, since the Second Tranche Closing Date cannot be determined at this time. We have the ability to issue the Additional Shares to Rochon Capital, as agreed to in the Share Exchange Agreement, as amended, upon its receipt of written notice from Rochon Capital.

Please see Note 15, Subsequent Events for a description of actions taken on October 10, 2014 with respect to the shares issuable at Second Tranche Closing.

Sale Leaseback Agreement

As mentioned above in Dispositions, on July 31, 2014, our subsidiary TLC and CFI entered into the Sale Leaseback Agreement pursuant to which TLC agreed to sell to CFI certain real estate owned by TLC and used by TLC in its manufacturing, distribution and showroom activities. The real estate described in the Sale Leaseback Agreement was purchased by CFI, for an aggregate purchase price of $15.8 million ($4.4 million of which represents a security deposit shown in other assets which will be released to TLC over time as certain targets are met).

Concurrently with entering into the Sale Leaseback, the Company entered into a Master Lease Agreement (the "Master Lease Agreement") with CFI. The Master Lease Agreement provides for a 15-year lease term and specifies the base quarterly payment for the real estate. The base quarterly payment in the first year is $551,772 and increases 3% annually each year thereafter. During the lease term, all of the costs, expenses and liabilities associated with the real estate are to be borne by the Company, and the Company is entitled to unlimited use of the real estate. The Master Lease Agreement includes customary events of default, including non-payment by the Company of the quarterly payment or other charges due under any The Master Lease Agreement. The Company utilized the proceeds from the sale of the real estate to pay off outstanding bank debt and for working capital purposes. See Note 6 Long term debt and other financing arrangements for more information regarding the accounting treatment of this transaction.

(3) Acquisitions, Dispositions and Other Transactions

Paperly Acquisition

On December 31, 2013, we completed the asset purchase of Paperly, a direct seller that allows its independent sales consultants to work with customers to design and create custom stationery through home parties, events and individual appointments. CVSL assumed $45,376 of seller's liabilities that existed prior to the transaction and issued 7,797 shares of our common stock, par value $0.0001 ("Common Stock") to Paperly at a fair value of $73,269 on the acquisition date. We also agreed to an earn-out based on 10% of Earnings before Interest, Taxes, Depreciation and Amortization ("EBITDA") from 2014 to 2016. We recorded $8,639 in other long-term liabilities associated with the earn-out. As a result, the total fair value of the consideration was $81,908. Since we did not deliver the shares of our common stock until January 2014, we recorded a payable totaling $73,269 at December 31, 2013. Goodwill arising from the transaction totaled $113,279 at December 31, 2013. We recognized goodwill in the acquisition as the business had management in place, established distribution methods, an established consultant base and brand recognition. In addition to these factors, goodwill was recognized in this transaction because of the expected synergies that management anticipates and the overall benefits of bringing additional consultants into the CVSL network.

The Longaberger Golf Club Sale

On December 30, 2013, we completed the sale of The Longaberger Golf Club for $4,036,000 that resulted in a gain of $2,000 which is included in selling, general and administrative expenses. We used the proceeds from the sale to pay down the Key Bank term loan. See footnote (7) for further details regarding the Key Bank term loan.

My Secret Kitchen Acquisition

On December 20, 2013, we completed the acquisition of MSK, an award-winning United Kingdom-based direct seller of a unique line of food products. As consideration for the acquisition, CVSL assumed $35,028 of seller's liabilities that existed prior to the transaction and issued 15,891 shares of our Common Stock at a fair value of $133,446 on the acquisition date for 90% ownership in MSK and agreed to an earn-out based on 5% of EBITDA from 2014 to 2016. We recorded $5,894 in other long-term liabilities associated with the earn-out. As a result, the total fair value of the consideration was $139,340. Since we did not deliver the shares of our common stock until January 2014, we recorded a payable of $133,446 at December 31, 2013. Goodwill arising from the transaction totaled $155,856 at December 31, 2013. We recognized goodwill in the acquisition as the business had management in place, established distribution methods, an established consultant base and brand recognition. In addition to these factors, goodwill was recognized in this transaction because of the expected synergies that management anticipates and the overall benefits of bringing additional consultants into the CVSL network.

Agel Acquisition

On October 22, 2013, Agel Enterprises, Inc. ("AEI"), a wholly-owned subsidiary of CVSL completed the acquisition of substantially all the assets of Agel Enterprises, LLC (later renamed Lega Enterprises, LLC). AIE sells nutritional supplements and skin care products through a worldwide network of independent sales representatives. AEI's products are sold in over 40 countries. Consideration for the acquisition consisted of 372,330 shares of Common Stock at a fair value of $3.4 million on the acquisition date and, the delivery of a Purchase Money Note, dated on the closing date, in the original principal amount of $1,700,000 and the assumption of certain liabilities. Since we did not deliver 28,628 of the 372,330 shares of our Common Stock until January 2014, we recorded a payable totaling $263,373 at December 31, 2013. Goodwill arising from the transaction totaled $1.9 million. We recognized goodwill and intangible assets related to the acquisition as the business had management in place globally, established distribution methods, an established consultant base and brand recognition.

Pursuant to the acquisition, AEI purchased Agel's trade name, certain trademarks and other intellectual property. The fair value of the trademarks and trade name at December 31, 2013 totaled $3.4 million and is estimated to have a useful life of 20 years. The fair value of the other intellectual property at December 31, 2013 totaled $0.3 million and is estimated to have a useful life of 5 years.

Tomboy Tools Acquisition

On October 1, 2013, we completed the asset purchase of Tomboy Tools Inc. ("TBT"), a direct seller of a line of tools designed for women as well as home security monitoring services. As consideration for the acquisition, we assumed certain liabilities and issued 88,349 shares of our Common Stock at a fair value of $0.6 million at the acquisition date. Goodwill arising from the acquisition totaled $0.6 million at December 31, 2013. We recognized goodwill in the acquisition as the business had management in place, established distribution methods, an established consultant base and brand recognition.

Your Inspiration At Home Acquisition

On August 22, 2013, we completed the asset purchase of award-winning YIAH, a direct seller of hand-crafted spice blends and gourmet foods from around the world in consideration of the issuance of 225,649 shares of our Common Stock at a fair value of $1.4 million at the acquisition date. Goodwill arising from the acquisition totaled $1.4 million at December 31, 2013. We recognized goodwill in the acquisition as the business had management in place globally, established distribution methods, an established consultant base and brand recognition.

Happenings Communications Group, Inc. Acquisition

On August 24, 2012 we entered into a Share Exchange Agreement (the "Share Exchange Agreement"), with, Happenings Communications Group, Inc. ("HCG") and Rochon Capital Partners, Ltd. ("Rochon Capital"). Under the Share Exchange Agreement, in exchange for all of the capital stock of HCG, we issued 21,904,302 shares of our restricted common stock to Rochon Capital (the "Initial Share Exchange"). The shares of our Common Stock received by Rochon Capital totaled approximately 90% of our issued and outstanding stock at the time of issuance. The Initial Share Exchange was completed on September 25, 2012 and resulted in a change in control and HCG becoming our wholly owned subsidiary. In May 2013, we amended our Articles of Incorporation to increase our authorized number of shares of Common Stock to 5,000,000,000 and changed our name to CVSL Inc.

Possible Issuance of Additional Common Stock under Share Exchange Agreement

Under the Share Exchange Agreement, Rochon Capital also purchased and has the right to an additional 25,240,676 shares of Common Stock (the "Additional Shares"). The second closing of the transactions and the issuance of the Additional Shares contemplated by the Share Exchange Agreement (the "Second Tranche Closing") was to occur on the date that was the later of: (i) the 20th calendar day following the date on which we first mailed an Information Statement to our shareholders; (ii) the date the Financial Industry Regulatory Authority ("FINRA") approved the Amendment; or (iii) the first business day following the satisfaction or waiver of all other conditions and obligations of the parties to consummate the transactions contemplated by the Share Exchange Agreement, or on such other date and at such other time as the parties may mutually determine.

On April 12, 2013, the Company filed Articles of Amendment to its Articles of Incorporation with the Florida Secretary of State to effect: (i) an increase in the number of authorized shares of the Corporation's common stock from 490,000,000 to 5,000,000,000 shares (the "Increase") and (ii) a change in the name of the Corporation to CVSL Inc. (the "Name Change") on May 27, 2013. The Company's shareholders holding a majority of its outstanding shares of common stock have approved the Increase and the Name Change and the Articles of Amendment (the "Amendment") effecting such transactions.

However, at the time of the filing of the Amendment, Rochon Capital and CVSL each determined that it was not in the best interests of CVSL to consummate the Second Tranche Closing and the issuance of the Additional Shares at that time. As a result, the Share Exchange Agreement was amended on April 10, 2013 to provide that, among other things, the Second Tranche Closing will occur on the date specified in a written notice provided by Rochon Capital, which date shall not be prior to the 20th calendar day following the date on which we first mailed our Information Statement to our shareholders and the date the FINRA approves the Amendment.

The amendment to the Share Exchange Agreement also (a) clarifies and redefines the number of shares that are to be issued at the Second Tranche Closing as 25,240,676 shares of our Common Stock, or any portion thereof provided for in the notice from Rochon Capital and (b) modifies the date tied to certain restrictions set forth in Section 7.08, since the Second Tranche Closing Date cannot be determined at this time. We have the ability to issue the Additional Shares to Rochon Capital, as agreed to in the Share Exchange Agreement, as amended, upon our receipt of written notice from Rochon Capital.

Convertible Note Settlement

On June 14, 2013, in accordance with the mandatory conversion provisions of the Convertible Subordinated Unsecured Promissory Note in the principal amount of $6,500,000 (the "Note") that we issued to the Tamala L. Longaberger Trust (the "Trust") as part of the consideration of the acquisition of TLC, we issued the Trust 1,625,000 shares of our Common Stock upon conversion of the Note.

Equity Contribution

On June 18, 2013, Rochon Capital Partners, Ltd. entered into an Equity Contribution Agreement with CVSL pursuant to which Rochon Capital Partners, Ltd. contributed to CVSL for no consideration 1,625,000 shares of our Common Stock to offset the shares issued to the Trust. During the fourth quarter of 2013, Rochon Capital Partners, Ltd. contributed and CVSL cancelled a total of 686,328 shares, which consisted of 225,649 shares related to the YIAH acquisition, 88,349 shares related to the TBT acquisition, 372,330 shares related to the Agel acquisition. The cancelled shares are not being held as treasury shares.

The Longaberger Acquisition

On March 18, 2013, we acquired a controlling interest in TLC, a direct-selling business based in Newark, Ohio. The transaction resulted in the Company acquiring 64.6% of the voting stock and 51.7% of all the stock in TLC in return for a $6,500,000 convertible note and a $4,000,000 promissory note. We incurred acquisition related costs of approximately $338,000 recorded during the fourth quarter of 2012, $138,000 during the first quarter of 2013 and $165,000 during the second quarter of 2013. The costs were recorded in selling, general and administrative expenses in the consolidated income statements. The acquisition is being accounted for under the purchase method of accounting and as of March 18, 2013 TLC is a consolidated subsidiary of CVSL. No Goodwill was recorded relating to this transaction.

TLC Results from Operations

The following table presents the operating results of TLC included in the Company's consolidated statements of operations for the period beginning March 19, 2013 to December 31, 2013.

Revenues	$72,666,018

Net loss attributed to CVSL	$(1,623,461)

Pro forma Results

The following table presents the unaudited pro forma consolidated results as if the business combination occurred as of January 1, 2013 and 2012, respectively. The pro forma information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved had the acquisition taken place as of January 1, 2013 and 2012, respectively.

	Year Ended December 31,
	2013*	2012**
Revenues	$101,330,694	$116,046,062
Net loss attributed to CVSL	(9,699,450)	(9,544,932)
Basic and diluted loss per share:
Weighted average common share outstanding	49,705,125	22,563,720
Net loss per share attributable to CVSL	$(0.20)	$(0.42)
*
Includes pro forma adjustments including reduced depreciation and amortization expense because the fair value of certain fixed assets was reduced at the time of the transaction, reduced acquisition costs and increased interest expense associated with the $6.5 million convertible note and $4.0 million promissory note for the time period January 1, 2013 to March 18, 2013.

**
We increased revenues by $2,245,907 to reflect the reclassifications made during the year-ended December 31, 2013, discussed in footnote (2). We removed one time nonrecurring expenses for impairment of property, plant and equipment for $12,144,038 and loss on disposal of assets for $11,324,399. The adjustments were made to properly reflect TLC's operating results. We increased interest expense by $360,948 to reflect the interest expense associated with the $6.5 million convertible note and $4.0 million promissory note.

Opening balance sheets

The following summary represents the fair value of TLC, YIAH, TBT, AEI, MSK and Paperly balance sheets as of the respective acquisition dates and is subject to change following management's final evaluation of the fair value assumptions.

	TLC	AEI	All Other	Total
Assets
Current assets:
Cash and cash equivalents	$84,062	$2,454,236	$9,869	$2,548,167
Accounts receivable	259,602	70,656	43,458	373,716
Inventory	19,892,740	2,642,320	410,884	22,945,944
Prepaid expenses and other	1,074,420	2,287,575	7,696	3,369,691

Total current assets	21,310,824	7,454,787	471,907	29,237,518
Property, plant and equipment	28,469,390	241,089	51,208	28,761,687
Goodwill	—	1,937,801	2,487,535	4,425,336
Intangibles, net	—	3,764,102	—	3,764,102
Other assets	3,946,570	553,194	44,335	4,544,099

Total assets	$53,726,784	$13,950,973	$3,054,985	$70,732,742

Liabilities and stockholders' equity
Current liabilities:
Accounts payable—trade	$6,383,107	$1,952,801	$202,922	$8,538,830
Accounts payable—related party	—	6,091	251,931	258,022
Line of credit payable	9,319,612	—	40,615	9,360,227
Accrued commissions	204,042	4,476,382	—	4,680,424
Deferred revenue	4,132,386	196,504	—	4,328,890
Current portion of long-term debt	354,390	306,965	—	661,355
Other current liabilities	3,758,003	2,401,793	585,426	6,745,222

Total current liabilities	24,151,540	9,340,536	1,080,894	34,572,970
Long-term debt	9,265,766	1,393,035	—	10,658,801
Other long-term liabilities		50,928	14,533	65,461

Total liabilities	33,417,306	10,784,499	1,095,427	45,297,232
Stockholders' equity:			—	—
Stockholders' equity attributable to CVSL	10,500,000	3,162,063	1,944,875	15,606,938
Stockholders' equity attributable to noncontrolling interest	9,809,478	4,411	14,683	9,828,572

Total stockholders' equity	20,309,478	3,166,474	1,959,558	25,435,510

Total liabilities and stockholders' equity	$53,726,784	$13,950,973	$3,054,985	$70,732,742